Annual Total Returns - Fidelity Agricultural Productivity Fund [BarChart] - 05.31 Megatrend Funds Combo Pro-04 - Fidelity Agricultural Productivity Fund	Jul. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Agricultural Productivity Fund
Bar Chart Table:
Annual Return 2021	23.35%